Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment	Property and equipment as of December 31, 2022 and 2021 consisted of the following (in thousands):
	As of December 31,
	2022	2021
Computer and office equipment	$2,119	$1,961
Furniture and fixtures	448	447
Leasehold improvements	47	50
Software	849	868
Total	3,463	3,326
Less: accumulated depreciation and amortization	(2,197)	(1,884)
Total Property and Equipment, Net	$1,266	$1,442

Less Discontinued Operations	(202)	(231)
Total Property and Equipment, Continuing Operations	$1,064	$1,211